INCOME TAX (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Temporary differences associated with the investments in subsidiaries	$ 196,435	$ 162,380